                               VARIABLE ACCOUNT A
                       OF MONARCH LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2003

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[MONARCH LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                         REPORT OF INDEPENDENT AUDITORS

To the Receiver of Monarch Life Insurance Company and Policy owners of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2003 and 2002, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers
Boston, Massachusetts
February 20, 2004

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2003

                                                          COST               SHARES/UNITS        MARKET VALUE
                                                          ----               ------------        ------------
ASSETS
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
 Money Reserve Portfolio                              $  23,055,788           23,055,788        $   23,055,788
 Intermediate Government Bond Portfolio                   8,932,178              783,039             8,895,320
 Core Bond Strategy Portfolio                             7,986,483              683,367             8,104,733
 Large Cap Core Strategy Portfolio                       24,282,650            1,244,636            22,789,280
 Fundamental Growth Strategy Portfolio                   28,053,503            1,164,474            23,196,317
 Balanced Capital Strategy Portfolio                     67,967,751            4,400,621            57,780,156
 High Yield Portfolio                                    17,156,374            3,052,988            17,951,571
 Global Allocation Strategy Portfolio                     7,701,278              562,112             7,807,737
                                                      -------------                             --------------
                                                        185,136,005                                169,580,902
                                                      -------------                             --------------
Investment in The Merrill Lynch Fund of
Stripped
U.S. Treasury Securities, at Market Value
(Note 2):
 2004 Trust                                                  83,521               92,217                92,039
 2005 Trust                                                 437,604              564,038               561,703
 2006 Trust                                                 256,970              311,172               307,410
 2007 Trust                                                 325,207              470,943               445,965
 2008 Trust                                                 403,979            1,023,934               909,899
 2009 Trust                                                  77,649              164,696               139,453
 2010 Trust                                                 254,963              408,635               323,594
 2011 Trust                                                  38,709               69,669                52,786
 2013 Trust                                                   5,624               13,271                 8,907
 2014 Trust                                                 198,624              407,813               254,969
 2019 Trust                                                  24,614               56,251                24,950
                                                      -------------                             --------------
                                                          2,107,464                                  3,121,675
                                                      -------------                             --------------
Total Invested Assets                                 $ 187,243,469                                172,702,577
                                                      =============                             --------------

LIABILITIES
Pending Trades                                                                                          11,237
Payable to Monarch Life Insurance Company                                                            1,936,991
                                                                                                --------------
 Total Liabilities                                                                                   1,948,228
                                                                                                --------------

 Net Assets                                                                                     $  170,754,349
                                                                                                ==============
NET ASSETS
For Variable Life Insurance Policies                                                            $  170,747,397
Unamortized Allocated Policy Loading (Note 1)                                                            6,952
                                                                                                --------------
 Total Net Assets                                                                               $  170,754,349
                                                                                                ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                          COST               SHARES/UNITS        MARKET VALUE
                                                          ----               ------------        ------------
ASSETS
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
 Money Reserve Portfolio                              $  26,830,096           26,830,096        $   26,830,096
 Intermediate Government Bond Portfolio                  10,088,797              906,922            10,583,783
 Core Bond Strategy Portfolio                             7,725,023              677,782             8,058,824
 Large Cap Core Strategy Portfolio                       28,093,544            1,241,837            17,236,700
 Fundamental Growth Strategy Portfolio                   36,536,567            1,286,826            19,984,408
 Balanced Capital Strategy Portfolio                     73,214,590            4,671,669            51,715,379
 High Yield Portfolio                                    14,041,990            2,938,709            15,046,188
 Natural Resources Portfolio                                937,218               91,031               961,290
 Global Allocation Strategy Portfolio                     6,074,162              395,531             4,172,847
                                                      -------------                             --------------
                                                        203,541,987                                154,589,515
                                                      -------------                             --------------
Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
 2003 Trust                                                 537,883              661,083               657,097
 2004 Trust                                                  90,963              101,785               100,376
 2005 Trust                                                 522,764              686,906               669,376
 2006 Trust                                                 139,225              215,133               206,885
 2007 Trust                                                 339,429              493,845               455,647
 2008 Trust                                                 415,402            1,093,391               946,253
 2009 Trust                                                  81,875              174,144               143,394
 2010 Trust                                                 285,921              463,165               355,192
 2011 Trust                                                  84,089              161,640               118,524
 2013 Trust                                                   5,759               13,592                 8,869
 2014 Trust                                                 358,335              807,525               487,600
 2019 Trust                                                  17,300               40,867                17,598
                                                      -------------                             --------------
                                                          2,878,945                                  4,166,811
                                                      -------------                             --------------
Total Invested Assets                                 $ 206,420,932                                158,756,326
                                                      =============
Pending Trades                                                                                           7,138
                                                                                                --------------
 Total Assets                                                                                      158,763,464
                                                                                                --------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                            2,589,739
                                                                                                --------------
 Total Liabilities                                                                                   2,589,739
                                                                                                --------------

 Net Assets                                                                                     $  156,173,725
                                                                                                ==============

NET ASSETS
For Variable Life Insurance Policies                                                            $  156,164,602
Unamortized Allocated Policy Loading (Note 1)                                                            9,123
                                                                                                --------------
 Total Net Assets                                                                               $  156,173,725
                                                                                                ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                        INTERMEDIATE       CORE
                                                            MONEY        GOVERNMENT        BOND
                                                           RESERVE          BOND         STRATEGY
                                             TOTAL         DIVISION       DIVISION       DIVISION
                                          ------------   ------------   ------------   ------------
Investment Income:
  Dividends                               $  3,495,847   $    260,338   $    345,410   $    313,455
Expenses:
  Risk Charges and Administrative
  Expenses                                    (935,521)      (170,965)       (55,238)       (44,451)
  Transaction Charges                          (12,571)            --             --             --
                                          ------------   ------------   ------------   ------------
    Net Investment Income (Loss)             2,547,755         89,373        290,172        269,004
                                          ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)               (9,951,740)            --        267,810        196,107
  Net Unrealized Gains (Losses)             33,123,715             --       (531,843)      (215,550)
  Capital Gain Distributions                   239,548             --        136,963        102,585
                                          ------------   ------------   ------------   ------------
    Net Gains and (Losses)                  23,411,523             --       (127,070)        83,142
                                          ------------   ------------   ------------   ------------

Net Increase in Net Assets
  Resulting from Operations                 25,959,278         89,373        163,102        352,146
                                          ------------   ------------   ------------   ------------

Transfer of Net Premiums                     3,169,208        646,414        196,108        215,235
Transfer of Policy Loading, Net                 (2,162)        (1,188)            (1)           (45)
Transfers Due to Deaths                     (3,098,055)      (428,340)      (353,347)      (221,968)
Transfers Due to Other Terminations         (6,318,913)    (2,106,117)      (408,241)      (145,684)
Transfers Due to Policy Loans                   37,116         13,158       (105,454)       (47,131)
Transfers of Cost of Insurance              (4,696,472)      (891,082)      (297,812)      (282,082)
Transfers of Net Loan Cost                    (469,376)       (87,503)       (23,782)       (24,607)
Transfers Among Investment Divisions                --      1,363,067       (946,668)       121,234
                                          ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions    (11,378,654)    (1,491,591)    (1,939,197)      (385,048)
                                          ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets     14,580,624     (1,402,218)    (1,776,095)       (32,902)
Net Assets - Beginning of Year             156,173,725     24,198,122     10,571,147      8,046,272
                                          ------------   ------------   ------------   ------------
Net Assets - End of Year                  $170,754,349   $ 22,795,904   $  8,795,052   $  8,013,370
                                          ============   ============   ============   ============

                                           LARGE CAP     FUNDAMENTAL      BALANCED
                                              CORE          GROWTH         CAPITAL        HIGH
                                            STRATEGY       STRATEGY       STRATEGY        YIELD
                                            DIVISION       DIVISION       DIVISION       DIVISION
                                          ------------   ------------   ------------   ------------
Investment Income:
  Dividends                               $    104,254   $     92,670   $  1,278,093   $    867,824
Expenses:
  Risk Charges and Administrative
  Expenses                                    (110,298)      (115,047)      (306,371)       (75,423)
  Transaction Charges                               --             --             --             --
                                          ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                (6,044)       (22,377)       971,722        792,401
                                          ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)               (3,951,168)    (6,540,265)    (2,182,039)     2,314,746
  Net Unrealized Gains (Losses)              9,363,474     11,694,973     11,311,616       (209,001)
  Capital Gain Distributions                        --             --             --             --
                                          ------------   ------------   ------------   ------------
    Net Gains and (Losses)                   5,412,306      5,154,708      9,129,577      2,105,745
                                          ------------   ------------   ------------   ------------

Net Increase in Net Assets
  Resulting from Operations                  5,406,262      5,132,331     10,101,299      2,898,146
                                          ------------   ------------   ------------   ------------

Transfer of Net Premiums                       479,160        384,001      1,090,763         34,083
Transfer of Policy Loading, Net                   (261)           (64)          (530)             0
Transfers Due to Deaths                       (255,866)      (766,423)      (902,234)       (30,512)
Transfers Due to Other Terminations           (440,353)      (411,918)    (2,541,894)       (64,237)
Transfers Due to Policy Loans                  112,226        110,644        206,769       (273,747)
Transfers of Cost of Insurance                (573,069)      (568,537)    (1,550,950)      (257,367)
Transfers of Net Loan Cost                     (55,966)       (76,109)      (131,600)       (38,176)
Transfers Among Investment Divisions           570,783       (925,141)      (809,731)       434,844
                                          ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions       (163,346)    (2,253,547)    (4,639,407)      (195,112)
                                          ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets      5,242,916      2,878,784      5,461,892      2,703,034
Net Assets - Beginning of Year              17,289,485     20,056,063     51,665,629     15,046,188
                                          ------------   ------------   ------------   ------------
Net Assets - End of Year                  $ 22,532,401   $ 22,934,847   $ 57,127,521   $ 17,749,222
                                          ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)

                                                              GLOBAL
                                                              NATURAL
                                               NATURAL       ALLOCATION
                                              RESOURCES       STRATEGY         2003           2004
                                               DIVISION       DIVISION       DIVISION       DIVISION
                                             ------------   ------------   ------------   ------------
Investment Income:
  Dividends                                  $      6,256   $    227,547   $         --   $         --
Expenses:
  Risk Charges and Administrative Expenses         (4,813)       (32,061)        (2,350)          (528)
  Transaction Charges                                  --             --         (1,378)          (324)
                                             ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                    1,443        195,486         (3,728)          (852)
                                             ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                     152,879       (578,755)       123,763          2,057
  Net Unrealized Gains (Losses)                   (24,072)     2,007,774       (119,214)          (895)
  Capital Gain Distributions                           --             --             --             --
                                             ------------   ------------   ------------   ------------
    Net Gains and (Losses)                        128,807      1,429,019          4,549          1,162
                                             ------------   ------------   ------------   ------------

Net Increase in Net Assets
  Resulting from Operations                       130,250      1,624,505            821            310
                                             ------------   ------------   ------------   ------------

Transfers of Net Premiums                           9,052         93,284          1,617            122
Transfers of Policy Loading, Net                      (28)           (45)            --             --
Transfers Due to Deaths                                --        (39,556)            --             --
Transfers Due to Other Terminations                (2,772)      (114,416)         5,741         (3,900)
Transfers Due to Policy Loans                      (1,626)        44,797           (737)          (534)
Transfers of Cost of Insurance                    (15,544)      (161,307)        (4,860)        (3,613)
Transfers of Net Loan Cost                         (1,355)       (19,436)           393           (893)
Transfers Among Investment Divisions           (1,079,287)     2,119,041       (660,055)          (868)
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions        (1,091,560)     1,922,362       (657,901)        (9,686)
                                             ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets          (961,310)     3,546,867       (657,080)        (9,376)
Net Assets - Beginning of Year                    961,310      4,172,862        657,080        100,357
                                             ------------   ------------   ------------   ------------
Net Assets - End of Year                     $         --   $  7,719,729   $         --   $     90,981
                                             ============   ============   ============   ============

                                                 2005           2006           2007           2008
                                               DIVISION       DIVISION       DIVISION       DIVISION
                                             ------------   ------------   ------------   ------------
Investment Income:
  Dividends                                  $         --   $         --   $         --   $         --
Expenses:
  Risk Charges and Administrative Expenses         (3,092)        (1,331)        (2,629)        (4,683)
  Transaction Charges                              (1,970)          (828)        (1,549)        (3,177)
                                             ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                   (5,062)        (2,159)        (4,178)        (7,860)
                                             ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                      34,970         22,455          7,473         48,865
  Net Unrealized Gains (Losses)                   (22,513)       (17,220)         4,540        (24,932)
  Capital Gain Distributions                           --             --             --             --
                                             ------------   ------------   ------------   ------------
    Net Gains and (Losses)                         12,457          5,235         12,013         23,933
                                             ------------   ------------   ------------   ------------

Net Increase in Net Assets
  Resulting from Operations                         7,395          3,076          7,835         16,073
                                             ------------   ------------   ------------   ------------

Transfers of Net Premiums                             458          1,172          4,778          3,834
Transfers of Policy Loading, Net                       --             --             --             --
Transfers Due to Deaths                           (99,809)            --             --             --
Transfers Due to Other Terminations               (31,993)       (42,950)       (11,873)        (4,190)
Transfers Due to Policy Loans                      (6,090)        (2,571)           196        (11,006)
Transfers of Cost of Insurance                     (3,456)        (6,031)       (12,197)       (49,295)
Transfers of Net Loan Cost                           (352)          (432)          (940)        (6,521)
Transfers Among Investment Divisions               19,848        144,780         (2,509)         4,494
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions          (121,394)        93,968        (22,545)       (62,684)
                                             ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets          (113,999)        97,044        (14,710)       (46,611)
Net Assets - Beginning of Year                    669,359        206,879        455,636        946,231
                                             ------------   ------------   ------------   ------------
Net Assets - End of Year                     $    555,360   $    303,923   $    440,926   $    899,620
                                             ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)

                                                2009         2010         2011         2013         2014         2019
                                              Division     Division     Division     Division     Division     Division
                                             ----------   ----------   ----------   ----------   ----------   ----------
Investment Income:
  Dividends                                  $       --   $       --   $       --   $       --    $      --   $       --
Expenses:
  Risk Charges and Administrative Expenses         (810)      (2,210)        (555)         (45)      (2,467)        (154)
  Transaction Charges                              (483)      (1,146)        (282)         (30)      (1,317)         (87)
                                             ----------   ----------   ----------   ----------   ----------   ----------
    Net Investment Income (Loss)                 (1,293)      (3,356)        (837)         (75)      (3,784)        (241)
                                             ----------   ----------   ----------   ----------   ----------   ----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                     3,724       12,975       27,876           80       84,418          289
  Net Unrealized Gains (Losses)                     285         (640)     (20,358)         172      (72,919)          38
  Capital Gain Distributions                         --           --           --           --           --           --
                                             ----------   ----------   ----------   ----------   ----------   ----------
    Net Gains and (Losses)                        4,009       12,335        7,518          252       11,499          327
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net Increase in Net Assets
  Resulting from Operations                       2,716        8,979        6,681          177        7,715           86
                                             ----------   ----------   ----------   ----------   ----------   ----------

Transfers of Net Premiums                         3,182           --        1,433           --        4,512           --
Transfers of Policy Loading, Net                     --           --           --           --           --           --
Transfers Due to Deaths                              --           --           --           --           --           --
Transfers Due to Other Terminations                (204)      (2,333)         542         (100)         461        7,518
Transfers Due to Policy Loans                    (2,189)          --           --           --          411           --
Transfers of Cost of Insurance                   (7,136)      (4,055)        (988)        (102)      (6,494)        (495)
Transfers of Net Loan Cost                       (1,508)         (99)         (86)          (5)        (386)         (13)
Transfers Among Investment Divisions               (377)     (37,746)     (73,916)         (35)    (241,733)         (25)
                                             ----------   ----------   ----------   ----------   ----------   ----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions           (8,232)     (44,233)     (73,015)        (242)    (243,229)       6,985
                                             ----------   ----------   ----------   ----------   ----------   ----------

Total Increase (Decrease) in Net Assets          (5,516)     (35,254)     (66,334)         (65)    (235,514)       7,071
Net Assets - Beginning of Year                  143,390      355,182      118,500        8,858      487,587       17,588
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net Assets - End of Year                     $  137,874   $  319,928   $   52,166   $    8,793   $  252,073   $   24,659
                                             ==========   ==========   ==========   ==========   ==========   ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           INTERMEDIATE       CORE
                                                               MONEY        GOVERNMENT        BOND
                                                              RESERVE         BOND          STRATEGY
                                                TOTAL         DIVISION       DIVISION       DIVISION
                                             ------------   ------------   ------------   ------------
Investment Income:
  Dividends                                  $  4,204,578   $    584,912   $    440,507   $    365,428
Expenses:
  Risk Charges and Administrative Expenses       (998,348)      (204,961)       (53,595)       (40,903)
  Transaction Charges                             (13,826)            --             --             --
                                             ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                3,192,404        379,951        386,912        324,525
                                             ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                 (11,134,677)            --         46,968          7,241
  Net Unrealized Gains (Losses)               (10,164,385)            --        405,388        348,613
  Capital Gain Distributions                           --             --             --             --
                                             ------------   ------------   ------------   ------------
    Net Gains and (Losses)                    (21,299,062)            --        452,356        355,854
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                   (18,106,658)       379,951        839,268        680,379
                                             ------------   ------------   ------------   ------------

Transfers of Net Premiums                       3,511,150        699,157        197,413        231,230
Transfers of Policy Loading, Net                     (854)          (898)          (290)           421
Transfers Due to Deaths                        (3,040,739)      (913,991)      (418,394)       (56,849)
Transfers Due to Other Terminations            (8,180,610)    (2,684,674)      (575,260)      (285,247)
Transfers Due to Policy Loans                    (533,109)        74,299        186,493         60,065
Transfers of Cost of Insurance                 (5,023,783)      (911,156)      (304,052)      (265,272)
Transfers of Net Loan Cost                       (486,404)       (85,592)       (26,761)       (22,966)
Transfers Among Investment Divisions                   --    (10,554,814)     1,402,368        423,588
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions       (13,754,349)   (14,377,669)       461,517         84,970
                                             ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets       (31,861,007)   (13,997,718)     1,300,785        765,349
Net Assets - Beginning of Year                188,034,732     38,195,840      9,270,362      7,280,923
                                             ------------   ------------   ------------   ------------
Net Assets -End of Year                      $156,173,725   $ 24,198,122   $ 10,571,147   $  8,046,272
                                             ============   ============   ============   ============

                                              LARGE CAP     FUNDAMENTAL      BALANCED
                                                 CORE          GROWTH        CAPITAL         HIGH
                                               STRATEGY       STRATEGY       STRATEGY        YIELD
                                               DIVISION       DIVISION       DIVISION       DIVISION
                                             ------------   ------------   ------------   ------------
Investment Income:
  Dividends                                  $    167,666   $     99,110   $  1,685,489   $    681,627
Expenses:
  Risk Charges and Administrative Expenses       (115,041)      (142,383)      (338,359)       (45,807)
  Transaction Charges                                  --             --             --             --
                                             ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                   52,625        (43,273)     1,347,130        635,820
                                             ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                  (1,636,199)    (7,351,125)    (1,777,344)       (88,937)
  Net Unrealized Gains (Losses)                (2,631,392)    (1,502,472)    (7,952,469)       952,772
  Capital Gain Distributions                           --             --             --             --
                                             ------------   ------------   ------------   ------------
    Net Gains and (Losses)                     (4,267,591)    (8,853,597)    (9,729,813)       863,835
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                    (4,214,966)    (8,896,870)    (8,382,683)     1,499,655
                                             ------------   ------------   ------------   ------------

Transfers of Net Premiums                         534,619        438,865      1,231,707         45,674
Transfers of Policy Loading, Net                      375           (192)          (143)            --
Transfers Due to Deaths                          (111,089)      (337,720)    (1,148,669)            --
Transfers Due to Other Terminations              (757,811)      (752,475)    (2,180,241)      (668,344)
Transfers Due to Policy Loans                     (93,397)      (483,491)      (165,041)       (82,777)
Transfers of Cost of Insurance                   (618,470)      (709,720)    (1,724,759)      (230,113)
Transfers of Net Loan Cost                        (60,400)       (85,372)      (144,094)       (31,150)
Transfers Among Investment Divisions               84,242     (1,479,238)    (1,652,703)    11,680,772
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions        (1,021,931)    (3,409,343)    (5,783,943)    10,714,062
                                             ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets        (5,236,897)   (12,306,213)   (14,166,626)    12,213,717
Net Assets - Beginning of Year                 22,526,382     32,362,276     65,832,255      2,832,471
                                             ------------   ------------   ------------   ------------
Net Assets -End of Year                      $ 17,289,485   $ 20,056,063   $ 51,665,629   $ 15,046,188
                                             ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                                               GLOBAL
                                                NATURAL      ALLOCATION
                                               RESOURCES      STRATEGY         2002           2003
                                               DIVISION       DIVISION       DIVISION       DIVISION
                                             ------------   ------------   ------------   ------------
Investment Income:
  Dividends                                  $      6,171   $    173,668   $         --   $         --
Expenses:
  Risk Charges and Administrative Expenses         (5,217)       (29,153)           (77)        (3,830)
  Transaction Charges                                  --             --            (47)        (2,234)
                                             ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                      954        144,515           (124)        (6,064)
                                             ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                    (130,795)      (341,289)        15,011         12,848
  Net Unrealized Gains (Losses)                   104,884       (245,248)       (14,855)        10,579
  Capital Gain Distributions                           --             --             --             --
                                             ------------   ------------   ------------   ------------
    Net Gains and (Losses)                        (25,911)      (586,537)           156         23,427
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                        (24,957)      (442,022)            32         17,363
                                             ------------   ------------   ------------   ------------

Transfers of Net Premiums                          11,250         98,422             --          2,231
Transfers of Policy Loading, Net                      (30)           (97)            --             --
Transfers Due to Deaths                            (7,854)       (46,173)            --             --
Transfers Due to Other Terminations               (17,532)      (203,446)           947        (36,573)
Transfers Due to Policy Loans                     (21,062)       (31,947)            --           (782)
Transfers of Cost of Insurance                    (24,649)      (130,204)           938        (13,654)
Transfers of Net Loan Cost                         (4,902)       (14,579)           132           (690)
Transfers Among Investment Divisions              384,799        (56,584)      (134,905)        (2,015)
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions            320,020       (384,608)      (132,888)       (51,483)
                                             ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets           295,063       (826,630)      (132,856)       (34,120)
Net Assets - Beginning of Year                    666,247      4,999,492        132,856        691,200
                                             ------------   ------------   ------------   ------------

Net Assets - End of Year                     $    961,310   $  4,172,862   $         --   $    657,080
                                             ============   ============   ============   ============

                                                 2004           2005           2006           2007
                                               DIVISION       DIVISION       DIVISION       DIVISION
                                             ------------   ------------   ------------   ------------
Investment Income:
  Dividends                                  $         --   $         --   $         --   $         --
Expenses:
  Risk Charges and Administrative Expenses           (430)        (3,465)          (956)        (2,607)
  Transaction Charges                                (271)        (2,234)          (620)        (1,540)
                                             ------------   ------------   ------------   ------------
    Net Investment Income (Loss)                     (701)        (5,699)        (1,576)        (4,147)
                                             ------------   ------------   ------------   ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                         717         14,522          2,757         12,862
  Net Unrealized Gains (Losses)                     3,741         40,674         16,764         45,278
  Capital Gain Distributions                           --             --             --              -
                                             ------------   ------------   ------------   ------------
    Net Gains and (Losses)                          4,458         55,196         19,521         58,140
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                          3,757         49,497         17,945         53,993
                                             ------------   ------------   ------------   ------------

Transfers of Net Premiums                             122            458          1,172          4,778
Transfers of Policy Loading, Net                       --             --             --             --
Transfers Due to Deaths                                --             --             --             --
Transfers Due to Other Terminations                  (392)        (8,932)          (843)        (9,724)
Transfers Due to Policy Loans                          --         (4,853)        29,199         (5,317)
Transfers of Cost of Insurance                     (3,098)       (11,986)        (3,958)       (11,216)
Transfers of Net Loan Cost                           (775)          (313)          (427)        (1,015)
Transfers Among Investment Divisions               54,116        (16,809)         6,175         (8,216)
                                             ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             49,973        (42,435)        31,318        (30,710)
                                             ------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets            53,730          7,062         49,263         23,283
Net Assets - Beginning of Year                     46,627        662,297        157,616        432,353
                                             ------------   ------------   ------------   ------------

Net Assets - End of Year                     $    100,357   $    669,359   $    206,879   $    455,636
                                             ============   ============   ============   ============

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                             2008         2009         2010         2011         2013         2014         2019
                                           DIVISION     DIVISION     DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
Investment Income:
 Dividends                                $      --    $      --    $      --    $      --    $      --    $      --    $      --
Expenses:
 Risk Charges and Administrative
 Expenses                                    (4,486)        (770)      (2,252)        (709)         (40)      (2,962)        (345)
 Transaction Charges                         (3,043)        (459)      (1,179)        (372)         (27)      (1,605)        (195)
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
  Net Investment Income (Loss)               (7,529)      (1,229)      (3,431)      (1,081)         (67)      (4,567)        (540)
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                 37,009        2,209       12,851        1,132           40       18,905        5,940
 Net Unrealized Gain (Losses)                95,660       19,395       44,392        1,518       73,444        1,192        1,192
 Capital Gain Distributions                      --           --           --           --           --           --           --
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
  Net Gains and (Losses)                    132,669       21,604       57,247       18,889        1,558       92,349        7,132
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                  125,140       20,375       53,812       17,808        1,491       87,782        6,592
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------

Transfers of Net Premiums                     3,834        3,182           --        1,911           --        5,125           --
Transfers of Policy Loading, Net                 --           --           --           --           --           --           --
Transfers Due to Deaths                          --           --           --           --           --           --           --
Transfers Due to Other Terminations            (257)         (34)          40          (51)          (3)          18          224
Transfers Due to Policy Loans                 3,397           --           --           --           --        2,105           --
Transfers of Cost of Insurance              (41,198)      (6,224)      (3,320)      (2,891)         (66)      (8,205)        (510)
Transfers of Net Loan Cost                   (5,404)      (1,355)          15          (97)          --         (679)          20
Transfers Among Investment Divisions          5,715           37      (42,086)          78            4      (53,528)     (40,996)
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions      (33,913)      (4,394)     (45,351)      (1,050)         (65)     (55,164)     (41,262)
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets      91,227       15,981        8,461       16,758        1,426       32,618      (34,670)

Net Assets - Beginning  of Year             855,004      127,409      346,721      101,742        7,432      454,969       52,258
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net Assets - End of Year                  $ 946,231    $ 143,390    $ 355,182    $ 118,500    $   8,858    $ 487,587    $  17,588
                                          =========    =========    =========    =========    =========    =========    =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of nineteen investment divisions. Eight of the divisions each invest solely in the shares of the eight corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund). The Series Fund is registered under the 1940 Act as a diversified, open-end management investment company, with the exception of the Global Allocation Strategy Portfolio, which is classified as non-diversified with respect to its investment objectives. The Series Fund's investment advisor is Merrill Lynch Investment Managers, L.P. Eleven of the divisions each invest solely in the units of the eleven corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyowner in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyowner's investment base in equal installments at the beginning of the second through eleventh policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9,1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyowners participating in the Account.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION (CONTINUED)

On November 21, 2003, the Natural Resources Portfolio was merged into the Global Allocation Strategy Portfolio, at no cost to policyowners. The effects of this merger are reflected in the Transfers Among Investment Divisions line in the Statements of Operations and Changes in Net Assets.

In 2002, the Capital Stock Portfolio was renamed the Large Cap Core Strategy Portfolio. Simultaneously, the corresponding investment division of the Account was renamed.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

         INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts and an recorded by the Account on the ex-dividend date.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2003, are shown below:

                                              PURCHASES        SALES
                                             ------------   ------------
Money Reserve Portfolio                      $ 62,514,753   $ 66,289,061
Intermediate Government Bond Portfolio          2,466,980      3,891,409
Core Bond Strategy Portfolio                    2,885,365      2,820,013
Large Cap Core Strategy Portfolio               6,540,487      6,400,213
Fundamental Growth Sock Portfolio               2,672,287      4,615,085
Balanced Capital Strategy Portfolio             4,247,983      7,312,783
High Yield Portfolio                           54,757,573     53,957,934
Natural Resources Portfolio                     2,012,458      3,102,554
Global Allocation Strategy Portfolio            3,895,436      1,689,564
2003 Trust                                            153        661,799
2004 Trust                                            155          9,643
2005 Trust                                         35,208        155,331
2006 Trust                                        145,259         49,969
2007 Trust                                          1,062         22,748
2008 Trust                                          7,682         67,970
2009 Trust                                            313          8,263
2010 Trust                                             --         43,933
2011 Trust                                          2,288         75,544
2013 Trust                                             --            214
2014 Trust                                          3,499        247,628
2019 Trust                                         17,542         10,517
                                             ------------   ------------
Totals                                       $142,206,483   $151,432,175
                                             ============   ============

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners' investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyowners' investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003, are shown below:

                                                                          NET INCREASE
                                              ISSUED        REDEEMED       (DECREASE)
                                              ------        --------       ----------
Money Reserve Division                       3,530,860      3,631,848      (100,988)
Intermediate Government Bond Division           60,593         89,413       (28,820)
Core Bond Strategy Division                     57,961         62,038        (4,077)
Large Cap Core Strategy Division               167,804        166,925           879
Fundamental Growth Strategy Division            84,191        113,831       (29,640)
Balanced Capital Strategy Division             302,703        392,566       (89,863)
High Yield Division                          1,774,766      1,792,747       (17,981)
Natural Resources Division                     314,695        387,740       (73,045)
Global Allocation Strategy Division            194,438        131,381        63,057
2003 Division                                       24          7,014        (6,990)
2004 Division                                       54            526          (472)
2005 Division                                    2,190          3,694        (1,504)
2006 Division                                    3,363          1,143         2,220
2007 Division                                      145            503          (358)
2008 Division                                      221          1,375        (1,154)
2009 Division                                       98            267          (169)
2010 Division                                        1            937          (936)
2011 Division                                       71          2,102        (2,031)
2013 Division                                        1              4            (3)
2014 Division                                      230          9,952        (9,722)
2019 Division                                      745            773           (28)

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner's investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee and/or an excess reallocation fee. These fees (if applicable) would be deducted from a policyowner's investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by product from .60% to 2.00%. A policyowner's investment base is reduced by the net loan cost.

Monarch Life may charge a $25 reallocation fee to policyowners who reallocate investment base more than five times a year. For certain products, Monarch Life charges a $12.50 quarterly administrative fee.

NOTE 8-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2003, 2002, and 2001, consists of the following:

                                                      AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                                      ----------------------------------------- ------------------------------------------------
                                                                                              EXPENSES AS A
                                                    SEPARATE                                  % OF AVERAGE
                                                     ACCOUNT        POLICYOWNER INVESTMENT     INVESTMENT           TOTAL
                                                      INDEX         INVESTMENT    INCOME         BASE**            RETURN***
                                        UNITS    LOWEST TO HIGHEST     BASE       RATIO*    LOWEST TO HIGHEST  LOWEST TO HIGHEST
                                        -----    -----------------     ----       ------    -----------------  -----------------
          2003
          ----
Money Reserve Division                  626,448  $34.26 to $37.60  $23,055,795     0.94%      .50% to  .90%      0.00% to  0.37%
Intermediate Government Bond Division   136,099    60.15 to 66.02    8,895,318     4.80%      .50% to  .90%      1.34% to  1.76%
Core Bond Strategy Division             106,657    69.84 to 76.65    8,104,729     5.05%      .50% to  .90%      4.01% to  4.43%
LargeCap Core Strategy Division         228,131   92.61 to 101.64   22,789,277     0.54%      .50% to  .90%     31.34% to 31.86%
Fundamental Growth Strategy Division    288,791    74.19 to 81.43   23,196,312     0.45%      .50% to  .90%     27.63% to 28.14%
Balanced Capital Strategy Division    1,138,158    47.76 to 51.51   57,780,207     2.40%      .50% to  .90%     20.21% to 20.69%
High Yield Division                     493,290    34.49 to 37.05   17,951,572     7.57%      .50% to  .90%     23.27% to 23.79%
Global Allocation Strategy Division     226,614    32.89 to 35.16    7,807,735     4.37%      .50% to  .90%     34.41% to 34.97%
2004 Division                             4,991    17.82 to 18.54       92,019        -       .84% to 1.24%     (0.06%) to 0.38%
2005 Division                             7,327    71.46 to 77.19      561,689        -       .84% to 1.24%      0.93% to  1.34%
2006 Division                             6,979    41.42 to 44.50      307,388        -       .84% to 1.24%      1.47% to  1.88%
2007 Division                             9,298    45.42 to 48.60      455,961        -       .84% to 1.24%      1.36% to  1.76%
2008 Division                            19,584    43.60 to 46.47      909,878        -       .84% to 1.24%      1.40% to  1.82%
2009 Division                             3,335    39.80 to 42.24      139,447        -       .84% to 1.24%      1.56% to  1.96%
2010 Division                             8,086    38.70 to 40.91      323,576        -       .84% to 1.24%      1.98% to  2.40%
2011 Division                             1,576    32.66 to 34.38       52,762        -       .84% to 1.24%      2.06% to  2.47%
2013 Division                               345    24.69 to 25.79        8,895                .84% to 1.24%      1.56% to  2.02%
2014 Division                            10,150    24.52 to 25.51      254,948                .84% to 1.24%      2.25% to  2.70%
2019 Division                             1,836    13.39 to 13.65       24,939                .84% to 1.24%      1.75% to  2.17%

            2002
            ----
Money Reserve Division                  727,436  $34.26 to $37.46  $26,715,197     1.88%      .50% to  .90%      0.76% to 1.19%
Intermediate Government Bond Division   164,919    59.35 to 64.88   10,586,963     4.46%      .50% to  .90%      8.82% to 9.26%
Core Bond Strategy Division             110,734    67.15 to 73.40    8,061,848     4.78%      .50% to  .90%      8.97% to 9.44%
LargeCap Core Strategy Division         227,252    70.51 to 77.08   17,237,237     0.83%      .50% to  .90%    (19.48%) to (19.15%)
Fundamental Growth Strategy Division    318,431    58.13 to 63.55   19,982,869     0.39%      .50% to  .90%    (29.12%) to (28.83%)
Balanced Capital Strategy Division    1,228,021    39.73 to 42.68   51,715,407     2.88%      .50% to  .90%    (13.69%) to (13.34%)
High Yield Division                     511,271    27.98 to 29.93   15,045,397     7.96%      .50% to  .90%     (4.34%) to (3.98%)
Natural Resources Division               73,045    12.58 to 13.39      961,163     0.70%      .50% to  .90%      1.45%  to  1.83%
Global Allocation Strategy Division     163,557    24.47 to 26.05    4,172,683     3.77%      .50% to  .90%     (8.83%) to  (8.50%)
2003 Division                             6,990    88.51 to 95.47      657,203        -       .84% to 1.24%      2.36%  to   2.77%
2004 Division                             5,463    17.83 to 18.47      100,441        -       .84% to 1.24%      4.03%  to   4.47%
2005 Division                             8,831    70.80 to 76.17      669,313        -       .84% to 1.24%      7.44%  to   7.87%
2006 Division                             4,759    40.82 to 43.68      207,028        -       .84% to 1.24%      9.76%  to  10.19%
2007 Division                             9,656    44.81 to 47.76      455,436        -       .84% to 1.24%     12.14%  to  12.59%
2008 Division                            20,738    43.00 to 45.64      946,266        -       .84% to 1.24%     14.24%  to  14.70%
2009 Division                             3,504    39.19 to 41.43      143,713        -       .84% to 1.24%     15.88%  to  16.34%
2010 Division                             9,022    37.95 to 39.95      353,399        -       .84% to 1.24%     16.63%  to  17.09%
2011 Division                             3,607    32.00 to 33.55      118,923        -       .84% to 1.24%     17.26%  to  17.72%
2013 Division                               348    24.31 to 25.28        8,790        -       .84% to 1.24%     19.58%  to  20.04%
2014 Division                            19,872    23.98 to 24.84      488,033        -       .84% to 1.24%     19.90%  to  20.35%
2019 Division                             1,864    13.16 to 13.36       24,817        -       .84% to 1.24%     18.56%  to  19.07%


VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
NOTE 8-POLICYOWNERS' INVESTMENT BASE (CONTINUED)

                                                      AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                                      -----------------------------------------  ---------------------------------------------------
                                                                                              EXPENSES AS A
                                                     SEPARATE                                  % OF AVERAGE
                                                     ACCOUNT        POLICYOWNER  INVESTMENT     INVESTMENT              TOTAL
                                                      INDEX         INVESTMENT     INCOME         BASE**               RETURN***
                                        UNITS    LOWEST TO HIGHEST     BASE        RATIO*    LOWEST TO HIGHEST     LOWEST TO HIGHEST
                                        -----    -----------------     ----        ------    -----------------     -----------------
                2001
                ----
Money Reserve Division                1,120,512  $34.00 to $37.02   $40,686,077     4.20%      .50% to  .90%      3.22%  to   3.65%
Intermediate Government Bond Division   157,766    54.54 to 59.38     9,273,193     5.51%      .50% to  .90%      5.97%  to   6.40%
Core Bond Strategy Division             109,922    61.62 to 67.07     7,283,740     5.53%      .50% to  .90%      6.85%  to   7.29%
Capital Stock Division                  239,857    87.57 to 95.34    22,527,047     0.90%      .50% to  .90%    (10.78%) to (10.42%)
Fundamental Growth Strategy Division    366,977    82.01 to 89.29    32,359,925     0.53%      .50% to  .90%    (19.55%) to (19.22%)
Balanced Capital Strategy Division    1,354,236    46.03 to 49.25    65,830,116     2.36%      .50% to  .90%     (7.60%) to  (7.22%)
High Yield Division                      92,335    29.25 to 31.17     2,831,998    11.79%      .50% to  .90%      0.78%  to   1.19%
Natural Resources Division               51,561    12.40 to 13.15       666,118     0.76%      .50% to  .90%    (10.20%) to  (9.83%)
Global Allocation Strategy Division     178,844    26.84 to 28.47     4,999,343     1.88%      .50% to  .90%     (9.26%) to  (8.89%)
2002 Division                             6,735    19.09 to 19.85       133,027        -       .84% to 1.24%      4.13%  to   4.56%
2003 Division                             7,565    86.47 to 92.90       691,341        -       .84% to 1.24%      7.54%  to   7.98%
2004 Division                             2,642    17.14 to 17.68        46,707        -       .84% to 1.24%      7.96%  to   8.40%
2005 Division                             9,434    65.90 to 70.61       662,180        -       .84% to 1.24%      7.72%  to   8.16%
2006 Division                             3,996    37.19 to 39.64       157,748        -       .84% to 1.24%      7.42%  to   7.86%
2007 Division                            10,304    39.96 to 42.42       432,189        -       .84% to 1.24%      6.62%  to   7.06%
2008 Division                            21,495    37.64 to 39.79       855,042        -       .84% to 1.24%      5.79%  to   6.22%
2009 Division                             3,620    33.82 to 35.61       127,684        -       .84% to 1.24%      4.77%  to   5.20%
2010 Division                            10,298    32.54 to 34.12       345,302        -       .84% to 1.24%      3.44%  to   3.86%
2011 Division                             3,641    27.29 to 28.50       102,103        -       .84% to 1.24%      2.85%  to   3.27%
2013 Division                               350    20.33 to 21.06         7,378        -       .84% to 1.24%      1.78%  to   2.20%
2014 Division                            22,250    20.00 to 20.64       454,612        -       .84% to 1.24%      0.94%  to   1.35%
2019 Division                             5,162    11.10 to 11.22        57,735        -       .84% to 1.24%     (1.74%) to  (1.34%)


* These ratios represent dividends received by the Account's divisions from the underlying investments, divided by the respective division's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account's unit values. The recognition of investment income by the Account's divisions is affected by the timing of the declaration of dividends by the underlying investments.

** These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account's unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

*** These ratios represent the total return of the Account's divisions. The ratios include changes in the values of the underlying investments, and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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